Technical provisions by product (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Health	R$ 15,599,322	R$ 15,039,385
Non-Life	6,335,554	5,095,215
Life	24,609,100	20,899,215
Pension plans	269,611,141	245,352,819
Total	316,155,117	286,386,634
Non-life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Health	15,599,322	15,039,385
Non-Life	6,335,554	5,095,215
Total	21,934,876	20,134,600
Life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Life	24,609,100	20,899,215	[1]
Pension plans	269,611,141	245,352,819	[1]
Total	R$ 294,220,241	R$ 266,252,034	[1]

[1]	Is comprised of the Companies personal and pension insurance operations.